                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number: 811-10073

           Name of Fund: BBH Prime Institutional Money Fund, Inc.

           (Exact name of registrant as specified in charter)

           40 Water Street Boston MA., 02109-3661
           (Address of principal executive offices)
           (Name and address of agent for service)
           Charles Schreiber, Principal Financial Officer,
           BBH Prime Institutional Money Fund, Inc., 40 Water
           Street, Boston, MA,  02109.
           Mailing address:  140 Broadway, New York, NY, 10005

           Registrant's telephone number, including area code:
           (800) 625-5759

           Date of fiscal year end: JUNE 30

           Date of reporting period: SEPTEMBER 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Prime Institutional Money Fund, Inc.

The Funds' underlying assets are invested

with the Master Fund (BBH U.S. Money Market
Portfolio 1940 Act File Number 811-08842)

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the BBH Prime Institutional
     Money Fund, Inc. ("Registrant") disclosure controls and
     procedures as conducted within 90 days of the filing date
     of this Form N-Q, the Registrant's principal financial
     officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be
     disclosed by the Registrant on this report is recorded,
     processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-Q on behalf of:
   BBH Prime Institutional Money Fund, Inc.
   ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
   circumstances under which such statements were made, not
   misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects
   the investments of the Registrant as of, the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are
   responsible for establishing and maintaining disclosure
   controls and procedures (as defined in rule 30a-3(c) under the
   Investment Company Act of 1940) for the Registrant and have:

    a.) designed such disclosure controls and procedures, or
        caused such disclosure controls and procedures to be
        designed under our supervision, to ensure that material
        information relating to the Registrant, including its
        consolidated subsidiaries, is made known to us by others
        within those entities, particularly during the period in
        which this report is being prepared;

    b.) designed such disclosure controls and procedures, or
        caused such disclosure controls and procedures to be
        designed under our supervision, to provide reasonable
        assurance regarding the reliability of financial reporting and the preparation of financial statements for external
        purposes in accordance with generally accepted accounting
        principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
       conclusions about the effectiveness of the disclosure
       controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
       and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred
       during the Registrant's most recent fiscal half-year (the
       Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed
   to the Registrant's auditors    and the audit committee of the
   registrant's board of directors (or persons performing the equivalent functions):

   a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the
       Registrant's ability to record, process, summarize, and
       report financial information; and

   b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the
       Registrant's internal control over financial reporting.

6. The Registrant's other certifying officer and I have indicated
   in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  November 28, 2006
/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles Schreiber, certify that:

1. I have reviewed this report on Form N-Q on behalf of:
   BBH Prime Institutional Money Fund, Inc.
   ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
   circumstances under which such statements  were made, not
   misleading with respect to  the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of, the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and
   procedures (as defined in rule 30a-3(c) under the Investment
   Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
       particularly during the period in which this report is being prepared;

    b.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of
      financial statements for external purposes in accordance with generally accepted accounting principles;

   c.)  evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
        conclusions about the effectiveness of the disclosure
        controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
        and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the
       Registrant's most recent fiscal half-year (the Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial
       reporting; and

5. The Registrant's other certifying officer and  I have disclosed to the Registrant's auditors and the audit committee of the
   Registrant's board of directors (or persons performing the equivalent functions):

   a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: November 28, 2006

 /s/ Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH Prime Institutional Money Fund, Inc.
             --------------------------------------------

By (Signature and Title)*   /s/ John A. Nielsen
                           ---------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)

Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment Company Act of 1940, this report
has been signed below by the following persons on behalf
of the Registrant and in the capacities and on the dates
indicated.

By (Signature and Title)*  /s/ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: November 28, 2006

* Print name and title of each signing
officer under his or her signature.